Consolidated Statements of Other Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Net income (including non-controlling interests)	$ 3,243	$ 1,380	$ 1,022
Derivative financial instruments:
Gain (loss) arising during the period	91	(297)	(461)
Reclassification adjustments for loss (gain) included in the consolidated statements of operations and financial position (basis adjustments)	(136)	(415)	15
Other comprehensive income, before tax, change in value of derivative financial instruments	(45)	(712)	(446)
Exchange differences arising on translation of foreign operations:
Gain (loss) arising during the period	2,922	(3,325)	1,013
Reclassification adjustments for loss included in the consolidated statements of operations	51	0	1,469
Other comprehensive income, before tax, exchange differences on translation of foreign operations	2,973	(3,325)	2,482
Share of other comprehensive income related to associates and joint ventures
Gain (loss) arising during the period	82	(557)	(111)
Reclassification adjustments for gain included in the consolidated statements of operations and financial position (basis adjustments)	(131)	(111)	(479)
Total share of other comprehensive income of associates and joint ventures accounted for using equity method, before tax	(49)	(668)	(590)
Income tax (expense) benefit related to components of other comprehensive income that can be recycled to the consolidated statements of operations	(5)	103	16
Investments in equity instruments at FVOCI:
Gain (loss) arising during the period	9	10	(113)
Share of other comprehensive gain (loss) related to associates and joint ventures	18	19	5
Other comprehensive income that will not be reclassified to profit or loss, before tax	27	29	(108)
Employee benefits - Recognized actuarial gain (loss)	37	117	(103)
Share of other comprehensive income (expense) related to associates and joint ventures	1	(7)	5
Other comprehensive income, before tax, gains (losses) on remeasurements of defined benefit plans	38	110	(98)
Income tax (expense) benefit related to components of other comprehensive income (loss) that cannot be recycled to the consolidated statements of operations	(47)	(17)	18
Other comprehensive income (loss)	2,892	(4,480)	1,274
Equity holders of the parent	2,785	(4,390)	1,258
Non-controlling interests	107	(90)	16
Total comprehensive income (loss)	6,135	(3,100)	2,296
Total comprehensive income attributable to:
Equity holders of the parent	5,937	(3,051)	2,177
Non-controlling interests	$ 198	$ (49)	$ 119